The Form N-Q for Van Kampen High Yield Fund that was filed and disseminated on July 29, 2009, (Accession #0000950123-09-026832) was mistakenly filed by our filing agent under the wrong CIK (#0000763856 — Van Kampen Tax Exempt Trust). The N-Q has been subsequently filed under the correct CIK (#0000276242 — Van Kampen High Yield Fund). The Accession Number for the corrected filing is #0000950123-09-026913.